Other Current Liabilities and Accrued Expenses	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES
NOTE 7: -	OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES

	December 31,
	2019	2018

Royalties - IIA payable	$938	$761
Commissions to third parties	1,748	430
Accrued expenses	1,364	1,090

	$4,050	$2,281